SUPPLEMENT TO THE PROSPECTUSES AND SUMMARY PROSPECTUSES
OF
ALLSPRING MULTI-ASSET FUNDS
Allspring Diversified Income Builder Fund
(the “Fund”)

At a meeting held August 13-14, 2024, the Board of Trustees of Allspring Funds Trust approved the following changes to be effective on or about November 8, 2024:

I. Principal Investment Strategy Changes The section entitled “Fund Summary - Principal Investment Strategies” is deleted and replaced with the following:

Under normal circumstances, we invest:

■	At least 80% of the Fund’s total assets in a diversified portfolio of U.S. and non-U.S. income-producing securities of any quality

■	Up to 60% of the Fund’s total assets in equity securities issued by U.S. or foreign (including emerging markets) issuers of any size

We employ a flexible, active allocation strategy to diversify the portfolio across various asset- and sub-asset classes in an attempt to achieve the Fund’s objective over an economic cycle, consistent with an appropriate level of risk. We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us determine the allocations to the various asset- and sub-asset classes. Implementation of these allocations could involve either actively- or passively-managed approaches. We may allocate a maximum of 20% of the Fund’s assets in a manner intended to replicate the performance of indexes.

Within the Fund’s fixed income allocation, we invest in a diversified portfolio of U.S. and non-U.S. income-producing securities of any quality, and we may invest without limit in below investment-grade debt securities (often called “high-yield” securities or “junk bonds”). As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We may invest without limit in corporate bonds, government bonds, convertible bonds, loans, municipal bonds, and securitized bonds. We may invest in the debt of U.S. or foreign (including emerging markets) issuers.

Within the Fund’s equity allocation, we generally invest in dividend paying common and preferred stocks, real estate investment trusts and master limited partnerships. We may invest in equities issued by U.S. or foreign (including emerging markets) issuers of any size.

We may invest in derivatives, including listed equity and interest rate futures and swaps, either to manage the risk profile of the portfolio or to efficiently gain exposure to specific areas of the market.

We regularly review the portfolio allocation to ensure that it provides optimal balance of rewards (total return, including income) and risks. We may alter the allocation to asset- and sub-asset classes available for investment if we find that increasing or decreasing allocation to an asset- or sub-asset class would provide a better balance of expected risks and rewards net of the transaction costs of implementing these changes. Within each asset- and sub-asset class, each investment is regularly reviewed and may be sold when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, we have identified a more attractive investment opportunity, or the investment does not facilitate the replication of an index’s return and risk characteristics.

II. Fund Management Changes Effective on or about November 8, 2024, Allspring Global Investments (UK) Limited will become a sub-adviser to the Fund and Eddie Cheng, CFA and Matthias Scheiber, Ph.D., CFA are added as portfolio managers to the Fund. Accordingly, the table in the section entitled “Fund Summary – Fund Management” is amended to include the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments (UK) Limited	Eddie Cheng, CFA, Portfolio Manager / 2024 Matthias Scheiber, Ph.D., CFA, Portfolio Manager / 2024
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Petros N. Bocray, CFA, FRM, Portfolio Manager /2021 David Kowalske, Jr., Portfolio Manager / 2024

III. Sub-Adviser Changes Effective on or about November 8, 2024, in the section entitled “Management of the Funds” the “The Sub-Advisers and Portfolio Managers” the following is added:

Allspring Global Investments (UK) Limited (“Allspring (UK)”), is a registered investment adviser located at 30 Cannon Street, Third Floor, London, EC4M 6XH. Allspring (UK), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC, provides investment advisory services to banking or thrift institutions, investment companies, pension and profit sharing plans, corporations, and state or municipal government entities.

Eddie Cheng, CFA Diversified Income Builder Fund

Mr. Cheng joined Allspring UK or one of its predecessors firms in 2018, where he currently serves as head of International Portfolio Management within the Systematic Edge Multi-Asset team. Prior to joining Allspring UK, he held a similar role with the Multi-Asset team at Schroders.

Matthias Scheiber, CFA Diversified Income Builder Fund	Mr. Scheiber joined Allspring (UK) or one of its predecessor firms in 2018, where he currently serves as Head of the Systematic Edge Multi-Asset team.

August 15, 2024	SUP4304 08-24

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING MULTI-ASSET FUNDS
For the Allspring Diversified Income Builder Fund (the “Fund”)

At a meeting held August 13-14, 2024, the Board of Trustees of Allspring Funds Trust approved the following changes to be effective on or about November 8, 2024:

I. Sub-Adviser and Sub-Adviser Fee Changes Effective on or about November 8, 2024, Allspring Global Investments (UK) Limited will be added as a sub-adviser to the Fund. Accordingly, in the section entitled “Manager and Other Service Providers” the “Sub-Advisers” sub-section is replaced with the following:

Sub-Advisers

Allspring Funds Management has engaged Allspring Global Investments (UK) Limited (“Allspring UK”) and Allspring Global Investments, LLC (“Allspring Investments”) affiliates of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC, to serve as sub-advisers to the Funds (each a “Sub-Adviser” and collectively, the “Sub-Advisers”), as indicated in the table below. Subject to the direction of the Trust’s Board and the overall supervision and control of Allspring Funds Management and the Trust, the Sub-Advisers make recommendations regarding the investment and reinvestment of the Funds’ assets. The Sub-Advisers furnish to Allspring Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Advisers also furnish such additional reports and information as Allspring Funds Management and the Trust’s Board and Officers may reasonably request. Allspring Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to the Sub-Advisers.

For providing investment sub-advisory services to the Funds, the Sub-Advisers are entitled to receive monthly fees at the annual rates indicated below of each Fund’s average daily net assets. These fees may be paid by Allspring Funds Management or directly by the Funds. If a sub-advisory fee is paid directly by a Fund, the compensation paid to Allspring Funds Management for advisory fees will be reduced accordingly.

Fund	Sub-Adviser	Fee
Diversified Income Builder Fund	Allspring Investments (UK)	First $100M Next $200M Next $200M Over $500M	0.090% 0.080% 0.070% 0.060%
	Allspring Investments	First $100M Next $200M Next $200M Over $500M	0.260% 0.220% 0.180% 0.140%

II. Portfolio Managers Effective on or about November 8, 2024, the section entitled “Manager and Other Service Providers - Portfolio Managers” is amended to include the following:

Fund	Sub-Adviser	Portfolio Managers
Diversified Income Builder Fund	Allspring (UK)	Eddie Cheng, CFA Matthias Scheiber, Ph.D., CFA
	Allspring Investments	Petros N. Bocray, CFA, FRM David Kowalske, Jr.

Management of Other Accounts. The following table(s) provide information relating to accounts managed by the Portfolio Manager(s). The table(s) do not include any personal brokerage accounts of the Portfolio Manager(s) and their families, but do include the Funds within the totals for “Registered Investment Companies”.

Allspring (UK)
Eddie Cheng, CFA[1]	Registered Investment Companies
	Number of Accounts	1
	Total Assets Managed	$30.56M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	1
	Total Assets Managed	$16.15M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Mr. Cheng will become a portfolio manager of the Fund on November 8, 2024. The information presented in this table is as of June 30, 2023, at which time Mr. Cheng was not a portfolio manager of the Fund.

Matthias Scheiber, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$12.77M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Mr. Scheiber will become a portfolio manager of the Fund on November 8, 2024. The information presented in this table is as of April 30, 2023, at which time Mr. Scheiber was not a portfolio manager of the Fund.

Beneficial Ownership in the Funds. The following table shows for each Portfolio Manager the dollar value of Fund equity securities beneficially owned by the Portfolio Manager, stated as one of the following ranges:

$0;
$1 - $10,000;
$10,001 - $50,000;
$50,001 - $100,000;
$100,001 - $500,000;
$500,001 - $1,000,000; and
over $1,000,000.

Portfolio Manager Fund Holdings
Portfolio Manager	Fund	Dollar Range of Holdings in Fund
Allspring UK
Eddie Cheng, CFA[1]	Diversified Income Builder Fund	$0
Matthias Scheiber, Ph.D., CFA[2]	Diversified Income Builder Fund	$0
1.	Mr. Cheng will become a portfolio manager of the Fund on November 8, 2024. The information presented in this table is as of June 30, 2023, at which time Mr. Cheng was not a portfolio manager of the Fund.
2.	Mr. Scheiber will become a portfolio manager of the Fund on November 8, 2024. The information presented in this table is as of April 30, 2023, at which time Mr. Scheiber was not a portfolio manager of the Fund.

August 15, 2024

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